UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

Annual Report of Proxy Voting Record of

Registered Management Investment Company

Investment Company Act File Number: 811-02421

The Tax-Exempt Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: July 1, 2021 - June 30, 2022

Steven I. Koszalka

The Tax-Exempt Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

FORM N-PX

ICA File Number:  811-02421

Registrant Name:  The Tax-Exempt Bond Fund of America

Reporting Period:  07/01/2021 - 06/30/2022

The Tax-Exempt Bond Fund of America

TARRANT COUNTY CULTURAL EDUCATION FACILITIES FINANCE CORP. Meeting Date: NOV 02, 2021 Record Date: SEP 22, 2021 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 87638REY9
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Vote On The Plan (For = Accept, Against = Reject; Abstain Votes Do Not Count)	Management	For	For
2	Opt Out Of The Releases Contained In Section 13.03 Of The Plan (For = Opt Out, Against or Abstain = Do Not Opt Out)	Management	None	Against

TARRANT COUNTY CULTURAL EDUCATION FACILITIES FINANCE CORP. Meeting Date: NOV 02, 2021 Record Date: SEP 22, 2021 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 87638REZ6
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Vote On The Plan (For = Accept, Against = Reject; Abstain Votes Do Not Count)	Management	For	For
2	Opt Out Of The Releases Contained In Section 13.03 Of The Plan (For = Opt Out, Against or Abstain = Do Not Opt Out)	Management	None	Against

END NPX REPORT

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAX-EXEMPT BOND FUND OF AMERICA

(Registrant)

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Principal Executive Officer

Date: August 29, 2022